Document and Entity Information Document	Jan. 23, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Common Stock, par value $1-2/3
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th int. in a share of 6.625% Fixed-to-Floating Rate Non-Cum. Perpetual Class A Preferred Stock, Series R
Entity Information [Line Items]
Title of 12(b) Security	6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC [Member]
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE